FORUM FUNDS

FLAG INVESTORS – EQUITY OPPORTUNITY FUND

Supplement dated September 29, 2008 to the Prospectus dated March 1, 2008 as supplemented March 13, 2008, May 5, 2008, June 2, 2008, July 24, 2008 and

September 2, 2008

This supplement is effective as of October 1, 2008

Effective October 1, 2008, the name of the Flag Investors-Equity Opportunity Fund is changed to the Brown Advisory Flexible Value Fund. Accordingly, all references to the Flag Investors-Equity Opportunity Fund are replaced with Brown Advisory Flexible Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FORUM FUNDS

FLAG INVESTORS – EQUITY OPPORTUNITY FUND

Supplement dated September 29, 2008 to the Statement of Additional Information dated March 1, 2008 as supplemented March 7, 2008, June 27, 2008 and

September 2, 2008

This supplement is effective as of October 1, 2008

Effective October 1, 2008, the name of the Flag Investors-Equity Opportunity Fund is changed to the Brown Advisory Flexible Value Fund. Accordingly, all references to the Flag Investors-Equity Opportunity Fund are replaced with Brown Advisory Flexible Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

2